Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Total revenues	₱ 159,926	₱ 165,262	₱ 171,103
Service revenues	151,165	157,210	162,930
Non-service revenues (Note 5)	8,761	8,052	8,173
Depreciation and amortization (Note 9)	51,915	34,455	31,519
Asset impairment (Note 5)	8,258	11,042	9,690
Impairment of investments (Notes 10 and 11)	2,562	5,515	5,166
Equity share in net earnings (losses) of associates and joint ventures	2,906	1,181	3,241
Interest income	1,412	1,046	799
Financing costs – net	7,370	7,354	6,259
PROVISION FOR INCOME TAX (Note 7)	1,103	1,909	4,563
NET INCOME	13,466	20,162	22,075
Adjusted EBITDA	₱ 66,174	₱ 61,161	₱ 70,218
Adjusted EBITDA margin	44.00%	39.00%	43.00%
Core income	₱ 27,668	₱ 27,857	₱ 35,212
Operating assets	382,848	390,913	384,451
Investments in associates and joint ventures (Note 10)	46,130	56,858	48,703
Deferred income tax assets – net (Note 7)	30,466	27,348	21,941
TOTAL ASSETS	459,444	475,119	455,095
Operating liabilities	344,895	363,015	337,493
Deferred income tax liabilities – net (Note 7)	3,366	3,567	3,704
TOTAL LIABILITIES	348,261	366,582	341,197
Capital expenditures, including capitalized interest	40,299	42,825	43,175
External customers [Member]
Disclosure of operating segments [Line Items]
Total revenues	159,926	165,262	171,103
Service revenues	151,165	157,210	162,930
Non-service revenues (Note 5)	8,761	8,052	8,173
Wireless [Member]
Disclosure of operating segments [Line Items]
Total revenues	92,534	103,447	113,985
Service revenues	87,351	99,115	109,188
Fixed Line [Member]
Disclosure of operating segments [Line Items]
Total revenues	67,389	61,806	57,118
Service revenues	63,811	58,086	53,742
Non-service revenues (Note 5)	3,578	3,720	3,376
All other segments [Member]
Disclosure of operating segments [Line Items]
Service revenues	3	9
Operating segments [Member] | Wireless [Member]
Disclosure of operating segments [Line Items]
Total revenues	93,835	104,914	115,513
Depreciation and amortization (Note 9)	36,914	18,984	17,218
Asset impairment (Note 5)	6,155	9,284	8,446
Impairment of investments (Notes 10 and 11)	439	134
Equity share in net earnings (losses) of associates and joint ventures	(129)	(237)	(81)
Interest income	307	270	308
Financing costs – net	2,260	2,487	1,799
PROVISION FOR INCOME TAX (Note 7)	(2,784)	(1,270)	2,763
NET INCOME	(3,510)	9,463	15,434
Adjusted EBITDA	₱ 35,151	₱ 32,661	₱ 44,237
Adjusted EBITDA margin	40.00%	32.00%	40.00%
Core income	₱ 8,514	₱ 11,402	₱ 22,512
Operating assets	211,983	217,964	217,317
Investments in associates and joint ventures (Note 10)		1,945	2,208
Deferred income tax assets – net (Note 7)	18,826	13,985	8,249
TOTAL ASSETS	230,809	233,894	227,774
Operating liabilities	153,622	161,480	171,131
Deferred income tax liabilities – net (Note 7)	2,656	2,923	3,146
TOTAL LIABILITIES	156,278	164,403	174,277
Capital expenditures, including capitalized interest	27,305	32,097	30,311
Operating segments [Member] | Wireless [Member] | External customers [Member]
Disclosure of operating segments [Line Items]
Total revenues	92,534	103,447	113,985
Service revenues	87,351	99,115	109,188
Non-service revenues (Note 5)	5,183	4,332	4,797
Operating segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Total revenues	1,301	1,467	1,528
Service revenues	1,301	1,467	1,528
Operating segments [Member] | Fixed Line [Member]
Disclosure of operating segments [Line Items]
Total revenues	78,341	72,728	68,865
Depreciation and amortization (Note 9)	15,001	15,471	14,301
Asset impairment (Note 5)	2,098	1,758	1,244
Impairment of investments (Notes 10 and 11)	1,583		42
Equity share in net earnings (losses) of associates and joint ventures	44	(40)	38
Interest income	695	707	620
Financing costs – net	5,106	4,917	4,509
PROVISION FOR INCOME TAX (Note 7)	3,680	3,018	1,656
NET INCOME	7,474	8,134	6,193
Adjusted EBITDA	₱ 29,478	₱ 26,950	₱ 24,749
Adjusted EBITDA margin	39.00%	39.00%	38.00%
Core income	₱ 8,846	₱ 7,746	₱ 6,539
Operating assets	174,217	183,533	190,856
Investments in associates and joint ventures (Note 10)	44,867	40,874	12,922
Deferred income tax assets – net (Note 7)	11,994	13,363	13,692
TOTAL ASSETS	231,078	237,770	217,470
Operating liabilities	196,451	203,777	182,085
Deferred income tax liabilities – net (Note 7)	286	384	412
TOTAL LIABILITIES	196,737	204,161	182,497
Capital expenditures, including capitalized interest	12,994	10,728	12,864
Operating segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure of operating segments [Line Items]
Total revenues	67,389	61,806	57,118
Service revenues	63,811	58,086	53,742
Non-service revenues (Note 5)	3,578	3,720	3,376
Operating segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Total revenues	10,952	10,922	11,747
Service revenues	10,946	10,920	11,733
Non-service revenues (Note 5)	6	2	14
Operating segments [Member] | All other segments [Member]
Disclosure of operating segments [Line Items]
Total revenues	16	20
Asset impairment (Note 5)	5
Impairment of investments (Notes 10 and 11)	540	5,381	5,124
Equity share in net earnings (losses) of associates and joint ventures	2,991	1,458	3,284
Interest income	653	306	99
Financing costs – net	201	187	179
PROVISION FOR INCOME TAX (Note 7)	207	161	144
NET INCOME	10,120	2,565	448
Adjusted EBITDA	(63)	(22)	(59)
Core income	10,926	8,709	6,161
Operating assets	34,504	22,804	18,504
Investments in associates and joint ventures (Note 10)	1,263	14,039	33,573
TOTAL ASSETS	35,767	36,843	52,077
Operating liabilities	13,624	12,637	12,149
Deferred income tax liabilities – net (Note 7)	424	260	146
TOTAL LIABILITIES	14,048	12,897	12,295
Operating segments [Member] | All other segments [Member] | External customers [Member]
Disclosure of operating segments [Line Items]
Total revenues	3	9
Service revenues	3	9
Operating segments [Member] | All other segments [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Total revenues	13	11
Service revenues	13	11
Elimination of intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Total revenues	(12,266)	(12,400)	(13,275)
Interest income	(243)	(237)	(228)
Financing costs – net	(197)	(237)	(228)
NET INCOME	(618)
Adjusted EBITDA	1,608	1,572	1,291
Core income	(618)
Operating assets	(37,856)	(33,388)	(42,226)
Deferred income tax assets – net (Note 7)	(354)
TOTAL ASSETS	(38,210)	(33,388)	(42,226)
Operating liabilities	(18,802)	(14,879)	(27,872)
TOTAL LIABILITIES	(18,802)	(14,879)	(27,872)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Total revenues	(12,266)	(12,400)	(13,275)
Service revenues	(12,260)	(12,398)	(13,261)
Non-service revenues (Note 5)	₱ (6)	₱ (2)	₱ (14)